BASIS OF PREPARATION	12 Months Ended
Jun. 30, 2020
Basis Of Preparation
BASIS OF PREPARATION
(a)	Statement of Compliance

These consolidated financial statements of the Company and its subsidiaries were prepared using accounting policies consistent with IFRS as issued by the IASB and interpretations of the IFRS Interpretations Committee (“IFRIC”).

These consolidated financial statements were authorized for issue by the Board of Directors on October 28, 2020.

(b)	Basis of Presentation

These consolidated financial statements have been prepared on a historical cost basis, except where otherwise disclosed. Historical cost is based on the fair value of the consideration given in exchange for assets. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting, except for cash flow information.

(c)	Functional and Presentation Currency

These consolidated financial statements are presented in Canadian dollars, which is the Company’s presentation currency.

        Translation of foreign-currency transactions

Transactions in foreign currencies are translated to the respective functional currencies of each subsidiary at exchange rates at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency at the exchange rate at that date. The foreign currency gain or loss resulting from the settlement of such transactions and from the translation at the reporting date of monetary assets and liabilities denominated in foreign currencies are recognized in profit or loss.

        Translation of financial statements of subsidiaries

In translating the financial statements of the Company's foreign subsidiaries from their functional currencies into the Company's presentation currency of Canadian dollars, statement of financial position accounts are translated using the closing exchange rate in effect at the statement of financial position date and income and expense accounts are translated using an average exchange rate prevailing during the reporting period. Adjustments resulting from the translation, if any, are included in accumulated other comprehensive income (loss) in shareholders' equity (deficiency).

(d)	Use of Estimates and Judgements

The preparation of these consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. These consolidated financial statements include estimates, which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout these consolidated financial statements, and may require accounting adjustments based on future occurrences. The estimates and underlying assumptions are reviewed on a regular basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised and in any future periods affected. The key assumptions concerning the future, and other key sources of estimation uncertainty as of the date of the statement of financial position that have a significant risk of causing material adjustment to the carrying amounts of assets and liabilities within the next fiscal year arise in connection with the valuation of financial instruments, valuation of acquired assets, fair value of share purchase warrants, share-based payments and deferred tax assets.

(e)	Basis of Consolidation

These consolidated financial statements include those of the Company and of the entities controlled by the Company (the “subsidiaries”). Control over an investee is achieved when the Company has power over the investee, has exposure or rights to variable returns from its involvement with the investee and has the ability to use its power over the investee to affect the amount of its returns.. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases.

The following table lists the Company’s subsidiaries and their functional currencies:

Name of Subsidaries	Place of Incorporation	Proportion of Ownership Interest	Direct /Indirect	Currency

CordovaCann Holdings Canada, Inc.	Ontario, Canada	100%	Direct	Canadian Dollars
Cordova Investments Canada, Inc.	Ontario, Canada	100%	Direct	Canadian Dollars
2734158 Ontario Inc.	Ontario, Canada	50.1%	Indirect	Canadian Dollars
CordovaCann Holdings, Inc.	Delaware, USA	100%	Direct	Canadian Dollars
Cordova CO Holdings, LLC	Colorado, USA	100%	Indirect	United States Dollars
Cordova OR Holdings, LLC	Oregon, USA	100%	Indirect	United States Dollars
CDVA Enterprises, LLC	California, USA	100%	Indirect	United States Dollars
Cordova CA Holdings, LLC	California, USA	100%	Indirect	United States Dollars
Cordova OR Operations, LLC	Oregon, USA	100%	Indirect	United States Dollars
Cannabilt Farms, LLC	Oregon, USA	100%	Indirect	United States Dollars
Cannabilt OR Retail, LLC	Oregon, USA	100%	Indirect	United States Dollars
Cannabilt Holdings, Inc.	Oregon, USA	100%	Indirect	United States Dollars
Future Processing, LLC	Oregon, USA	100%	Indirect	United States Dollars